UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	September 30, 2007
Check here if Amendment [    ]; Amendment Number:  _____
	This Amendment (Check only one.):
	[    ] is a restatement.
	[    ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:   DDJ Capital Management, LLC
Address:    130 Turner Street, Building 3, Suite 600, Waltham, MA
02453
Form 13F File Number:    28-6136

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:   David J. Breazzano
Title:     President
Phone:   781-283-8500

Signature, Place, and Date of Signing:


/s/ David J. Breazzano
David J. Breazzano     Waltham, MA       November 14, 2007

Report Type (Check only one.):
[X]     13F HOLDINGS REPORT.  (Check here if all holdings of this
reporting manager are reported in this report.)
[    ]     13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting
manager(s).)
[    ]     13F COMBINATION REPORT.  (Check here if a portion of the
holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



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Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        	                0
Form 13F Information Table Entry Total:           	12
Form 13F Information Table Value Total:      	68,096
List of Other Included Managers:                     	  NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.





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
Form 13F Information Table

NAME OF	TITLE OF	CUSIP	VALUE	SHARES/ 	SH/	PUT/	INVSTMT	OTHR	VOTING AUTHORITY
ISSUER	CLASS		(X$1000)	PRN AMT	PRN	CALL	DSCRETN	MNGRS	SOLE	SHRD	NNE


BAUER EDDIE HOLDINGS INC	COM	071625107	578	67,170	SH		SOLE		67,170
BLOCKBUSTER INC	CL A	093679108	10,085	1,878,000	SH		SOLE		1,878,000
BLOCKBUSTER INC	CL B	093679207	1,469	302,971	SH		SOLE		302,971
FORD MOTOR CO DEL	COM PAR
	$0.01	345370860	5,375	633,078	SH		SOLE		633,078
INTERNATIONAL COAL	COM	45928H106	2,831	637,500	SH		SOLE		637,500
ISLE OF CAPRI CASINOS INC.	COM	464592104	11,022	566,667	SH		SOLE		566,667
KINDRED HEALTHCARE INC	COM	494580103	2,692	150,333	SH		SOLE		150,333
MTR GAMING GROUP INC	COM	553769100	13,045	1,368,851	SH		SOLE		1,368,851
MEADOW VY CORP	COM	583185103	2,764	232,262	SH		SOLE		232,262
NORTHWESTERN CORP	COM NEW	668074305	9,508	349,963	SH		SOLE		349,963
POWERSECURE INTL INC.	COM	73936N105	7,441	597,182	SH		SOLE		597,182
READY MIX INC	COM	755747102	1,286	104,648	SH		SOLE		104,648
GRAND TOTAL	68,096	6,888,625	6,888,625
